Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
20. Provisions

	Year ended December 31
	2018	2019
Social security contributions on share options	842	104
Provision for deferred cash consideration	2,131	1,654

At December 31	2,973	1,758

Current	332	309
Non-current	2,641	1,449

	Year ended December 31
Social security contributions on share options	2017	2018	2019
At beginning of year	1,172	2,288	842
Arising during the year	1,116	—	—
Released	—	(1,446)	(738)

At December 31	2,288	842	104

Current	—	—	—
Non-current	2,288	842	104

The provision for social security contributions on share options is calculated based on the number of options outstanding at the reporting date that are expected to be exercised. The provision is based on the estimated taxable gain arising on exercise of the share options, using the best estimate of the market price at the balance sheet date.
Management assume the options will be held for their full contractual life of ten years (see Note 26) therefore the provision has been classified as non-current. The provision has been discounted.
The negative charge in 2019 is due to the fall in the Company’s share price between December 31, 2018 and December 31, 2019.

	Year ended December 31
Provisions for deferred cash consideration	2017	2018	2019
At beginning of year	—	2,061	2,131
Arising during the year	2,061	—	—
Increase in provision due to the unwinding of the time value of money	—	443	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 12)	—	(373)	(698)

At December 31	2,061	2,131	1,654

Current	274	332	309
Non-current	1,787	1,799	1,345

The deferred cash consideration is the estimate of the quantifiable but not certain future cash payment obligations due to AstraZeneca for the acquisition of certain assets (see Note 13).
This liability is calculated as the risk-adjusted net present value of future cash payments to be made by the Group. The payments are dependent on reaching certain milestones based on the commencement and outcome of clinical trials.
The likelihood of achieving such milestones is reviewed at the balance sheet date and increased or decreased as appropriate.